REVENUE AND DEFERRED INCOME (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2021
Revenue And Deferred Income
Contract assets		$ 0
Current contract liabilities	814,150	$ 849,212
Revenue that was included in contract liability balance at beginning of period
Performance obligations